UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06425

Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Quality Income Municipal Fund, Inc. (NUC)
	May 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 142.2% (99.0% of Total Investments)

	MUNICIPAL BONDS – 142.2% (99.0% of Total Investments)

	Consumer Staples – 5.3% (3.7% of Total Investments)
$ 3,760	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa1	$ 3,760,188
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
460	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	441,140
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,385	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa1	2,376,653
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
5,740	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	11/14 at 100.00	BBB	5,739,713
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
1,230	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	1,038,526
	Bonds, Series 2007A-1, 5.750%, 6/01/47
2,165	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	1,783,484
	Bonds, Series 2007A-2, 5.300%, 6/01/37
5,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	4,240,750
	Bonds, Series 2005A-1, 5.375%, 6/01/38
20,740	Total Consumer Staples			19,380,454
	Education and Civic Organizations – 5.9% (4.1% of Total Investments)
2,225	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	2,363,929
	Laboratory, Series 2012, 5.000%, 7/01/37
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	284,816
	2005A, 5.000%, 10/01/35
1,935	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	2,843,366
	Tender Option Bond Trust 09-11B, 17.665%, 10/01/38 (IF) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	206,525
2,450	5.000%, 11/01/30	11/15 at 100.00	A2	2,580,365
885	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	943,313
	Multiple Projects, Series 2014A, 7.250%, 6/01/43
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	Baa1	2,791,200
	6.250%, 6/01/40
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	9/14 at 100.00	A2	4,016,480
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
785	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	903,197
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	1,450,800
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	3,067,500
	5.000%, 9/01/34
19,555	Total Education and Civic Organizations			21,451,491
	Health Care – 32.6% (22.7% of Total Investments)
2,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36	3/21 at 100.00	Ba2	2,240,420
630	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	692,042
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
1,380	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A1	1,537,265
	San Diego, Series 2011, 5.250%, 8/15/41
3,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/19 at 100.00	AA–	3,475,410
	Series 2009A, 5.750%, 7/01/39
14,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	15,137,820
	5.250%, 11/15/46 (UB)
2,265	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,417,276
	2010A, 5.750%, 7/01/40
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
4,200	5.250%, 2/01/27	2/17 at 100.00	Baa1	4,364,724
2,855	5.250%, 2/01/46	2/17 at 100.00	Baa1	2,900,908
3,275	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	3,548,266
	Series 2012A, 5.000%, 4/01/42
1,571	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	1,943,767
	System, Trust 2554, 18.578%, 7/01/47 – AGM Insured (IF)
5,500	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	6,629,150
	2011A, 6.000%, 8/15/42
3,400	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	3,410,744
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,425	5.250%, 7/01/24	7/15 at 100.00	B–	3,276,698
1,535	5.250%, 7/01/30	7/15 at 100.00	B–	1,456,761
3,015	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,167,046
	Series 2001C, 5.250%, 8/01/31
8,295	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+	8,508,596
	Series 2006, 5.000%, 3/01/41
17,470	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	18,072,540
	2003A, 5.000%, 8/15/38 – AMBAC Insured (UB) (4)
	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center,
	Series 2005A:
3,000	5.000%, 12/01/22	12/15 at 100.00	BBB	3,039,600
1,000	5.000%, 12/01/23	12/15 at 100.00	BBB	1,011,080
3,025	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,368,126
	2008A, 8.250%, 12/01/38
2,000	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	2,138,660
	California, Series 2010, 5.375%, 3/15/36
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	4,246,400
	5.250%, 1/01/42
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,047,830
	6.750%, 11/01/39
7,835	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	8,001,650
	6.000%, 11/01/41
4,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	4,066,080
	Center, Series 2007A, 5.000%, 7/01/38
3,500	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,057,270
	7.500%, 12/01/41
4,275	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	4,840,668
	2011, 6.500%, 1/01/41
112,001	Total Health Care			118,596,797
	Housing/Multifamily – 1.6% (1.1% of Total Investments)
2,040	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,216,460
	Series 2010A, 6.400%, 8/15/45
640	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	675,149
	Series 2012A, 5.500%, 8/15/47
1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	1,570,976
	Series 2012B, 7.250%, 8/15/47
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	1,003,470
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
210	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,	No Opt. Call	A2	211,004
	Series 1992A, 7.000%, 11/01/14
5,370	Total Housing/Multifamily			5,677,059
	Housing/Single Family – 5.1% (3.5% of Total Investments)
16,790	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2006M,	2/16 at 100.00	A–	16,880,833
	4.625%, 8/01/26 (Alternative Minimum Tax)
1,390	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	A–	1,407,514
	5.050%, 2/01/29 (Alternative Minimum Tax)
180	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	188,266
	8/01/30 - FGIC Insured (Alternative Minimum Tax)
18,360	Total Housing/Single Family			18,476,613
	Tax Obligation/General – 23.5% (16.4% of Total Investments)
2,325	Baldwin Park Unified School District, Los Angeles County, California, General Obligation	8/16 at 50.16	A+	1,058,247
	Bonds, Election 2002 Series 2006, 0.000%, 8/01/30 – AMBAC Insured
5,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2012,	No Opt. Call	A1	5,561,700
	5.000%, 9/01/36
16,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	19,239,359
4,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	4,842,240
	California State, General Obligation Bonds, Various Purpose Series 2013:
3,000	5.000%, 2/01/29	No Opt. Call	A1	3,456,150
4,475	5.000%, 4/01/37	4/23 at 100.00	A1	4,979,377
2,255	5.000%, 2/01/43	No Opt. Call	A1	2,480,275
25,000	Desert Community College District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	4,385,750
	Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AA	3,911,977
	5.000%, 6/01/29 – AGM Insured (UB)
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	2,742,706
	5.000%, 5/01/30 – FGIC Insured
11,800	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	5,992,866
	Series 2004A, 0.000%, 8/01/27 – NPFG Insured
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AA	540,214
	2005A, 5.000%, 8/01/29 – AGM Insured
2,000	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	2,246,420
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
1,970	Washington Township Health Care District, Alameda County, California, General Obligation	8/24 at 100.00	Aa3	2,324,009
	Bonds, 2004 Election Series 2013B, 5.500%, 8/01/38
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	20,179,042
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
1,400	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,532,818
	2011C, 5.250%, 8/01/47
127,720	Total Tax Obligation/General			85,473,150
	Tax Obligation/Limited – 37.5% (26.1% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	N/R	1,492,165
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	12/14 at 100.00	BBB+	1,201,620
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
11,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A2	12,683,550
	Rehabilitation, Series 2013G, 5.250%, 9/01/32
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	6/14 at 100.00	A2	3,082,403
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	9/14 at 100.00	A2	2,037,552
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
1,250	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A2	1,383,363
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A2	1,130,300
	Various Projects Series 2013A, 5.000%, 3/01/30
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba	6/23 at 100.00	A2	1,121,960
	City Courthouse, Series 2013D, 5.000%, 6/01/32
3,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	4,290,247
	2009G-1, 5.750%, 10/01/30
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	706,622
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	3,019,770
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged
	Area Development Projects 2 and 3, Series 1998A:
750	5.650%, 8/01/18	8/14 at 100.00	N/R	751,598
2,765	5.700%, 8/01/28	8/14 at 100.00	N/R	2,766,161
1,500	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	8/14 at 100.00	BBB	1,500,930
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AA–	1,306,375
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,490	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/14 at 100.00	A–	1,499,134
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
1,000	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	9/14 at 100.00	N/R	1,004,260
	Series 2005, 6.300%, 9/01/31
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
8,435	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA	8,743,637
2,705	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA	2,769,244
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,885	15.314%, 6/01/31 – FGIC Insured (IF)	6/15 at 100.00	A1	2,022,002
1,320	15.314%, 6/01/35 – FGIC Insured (IF)	6/15 at 100.00	A1	1,398,672
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
115	5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BBB+	118,981
1,225	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	1,261,591
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
320	5.000%, 9/01/26	9/16 at 100.00	N/R	327,539
735	5.125%, 9/01/36	9/16 at 100.00	N/R	751,295
3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	3,312,593
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	9/14 at 100.00	BBB–	1,358,411
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
4,340	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	4,669,449
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
735	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	930,569
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
275	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	316,575
	Project, Series 2011, 6.750%, 9/01/40
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	19,310,129
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
2,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	AA–	2,051,780
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AA–	1,226,324
	Construction Project, Series 2006, 5.000%, 9/01/24 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
1,890	5.250%, 9/01/30	9/23 at 100.00	N/R	2,049,270
1,695	5.750%, 9/01/39	9/23 at 100.00	N/R	1,856,906
310	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	337,618
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
255	6.000%, 9/01/33	9/14 at 100.00	N/R	263,522
555	6.125%, 9/01/41	9/14 at 100.00	N/R	573,315
2,240	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,387,818
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
1,875	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	256,106
	8/01/45 – NPFG Insured
885	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	997,333
	2011A, 5.750%, 9/01/30
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	9/14 at 100.00	AA–	1,505,745
1,500	5.000%, 9/01/20 – NPFG Insured	9/14 at 100.00	AA–	1,505,400
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment	10/20 at 100.00	BBB+	3,749,186
	Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40
160	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	193,893
	Area, Series 2011B, 6.500%, 10/01/25
1,415	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment	8/17 at 100.00	AA–	1,448,819
	Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured
2,645	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch,	9/15 at 100.00	N/R	2,668,646
	Series 2005, 5.050%, 9/01/30
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	A	9,211,241
	Richards Boulevard Building Acquisition, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured
130	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	155,913
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
130	7.000%, 8/01/33	2/21 at 100.00	BBB+	147,534
160	7.000%, 8/01/41	2/21 at 100.00	BBB+	179,050
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/14 at 100.00	AA	2,510,075
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	935,716
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,505	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AA–	1,506,023
	Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured
700	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AA–	703,570
	Project, Series 2004A, 4.440%, 8/01/17 – NPFG Insured
1,195	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	1,253,985
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/14 at 100.00	AA–	2,777,396
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	241,804
	7.000%, 10/01/26
1,470	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	1,425,841
	District 03-02 Roripaugh, Series 2006, 5.500%, 9/01/36
1,310	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,588,703
	Bonds Series 2011A, 7.000%, 8/01/39
2,090	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,175,335
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
375	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	446,089
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
127,805	Total Tax Obligation/Limited			136,598,653
	Transportation – 7.1% (5.0% of Total Investments)
970	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	1,361,162
	Option Bond Trust 3211, 13.465%, 10/01/32 (IF)
3,540	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	4,133,127
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
7,820	5.750%, 1/15/46	1/24 at 100.00	BBB–	8,837,226
7,825	6.000%, 1/15/53	1/24 at 100.00	BBB–	8,963,694
	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P:
1,000	5.000%, 5/01/29 (Alternative Minimum Tax)	No Opt. Call	A+	1,104,760
1,390	5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	1,513,529
22,545	Total Transportation			25,913,498
	U.S. Guaranteed – 12.1% (8.4% of Total Investments) (5)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (5)	4,294,993
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
5,800	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	8/14 at 100.00	Aaa	6,226,416
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
4,640	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	6,091,392
	Tender Option Bond Trust 1065, 9.251%, 3/01/33 (Pre-refunded 3/01/18) (IF)
1,225	California State Public Works Board, Revenue Bonds, University of California – UC Davis	11/14 at 100.00	Aaa	1,249,904
	Medical Center Tower II, Series 2004A, 5.000%, 11/01/23 (Pre-refunded 11/01/14) – NPFG Insured
1,110	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	1,114,662
	(Pre-refunded 7/01/14)
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	Aaa	16,405,125
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AA (5)	2,395,639
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
1,675	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (5)	2,184,435
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
585	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment	8/17 at 100.00	AA– (5)	639,341
	Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
565	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (5)	597,177
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	A1 (5)	1,579,170
	Bonds, Series 2005, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – NPFG Insured
1,285	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	Aaa	1,322,265
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)
37,515	Total U.S. Guaranteed			44,100,519
	Utilities – 3.6% (2.5% of Total Investments)
3,695	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	4,132,636
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA	522,360
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
5,230	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	5,784,014
	2012B, 5.000%, 7/01/43
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,235	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,249,771
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,516,920
12,160	Total Utilities			13,205,701
	Water and Sewer – 7.9% (5.5% of Total Investments)
2,400	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	2,815,824
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/28
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
2,660	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,740,119
7,320	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	7,486,310
385	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/14 at 100.00	AA	390,278
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA+	2,529,104
	of Participation, Tender Option Bond Trust 3220, 14.681%, 7/01/28 (IF)
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	903,066
	5.000%, 4/01/36 – NPFG Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,040,322
	Bond Trust 09-8B, 17.806%, 7/01/35 (IF) (4)
9,370	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	11,017,715
	Series 2010A, 5.250%, 5/15/27
25,255	Total Water and Sewer			28,922,738
$ 529,026	Total Long-Term Investments (cost $463,261,772)			517,796,673
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.4% (1.0% of Total Investments)
	MUNICIPAL BONDS – 1.4% (1.0% of Total Investments)
	Tax Obligation/Limited – 1.4% (1.0% of Total Investments)
$ 4,995	Los Angeles Community Redevelopment Agency, California, Multifamily Housing	1/15 at 100.00	A–1	$ 4,995,000
	Revenue Bonds, Wilshire Station Apartments, Variable Rate Demand Obligations,
	Tender Option Bond Trust 1178, 0.310%, 10/15/38 (6)
$ 4,995	Total Short-Term Investments (cost $4,995,000)			4,995,000
	Total Investments (cost $468,256,772) – 143.6%			522,791,673
	Floating Rate Obligations – (6.9)%			(25,130,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.4)% (7)			(158,100,000)
	Other Assets Less Liabilities – 6.7%			24,546,270
	Net Assets Applicable to Common Shares – 100%			$ 364,107,943

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$517,796,673	$ —	$517,796,673
Short-Term Investments:
Municipal Bonds	—	4,995,000	—	4,995,000
Total	$ —	$522,791,673	$ —	$522,791,673

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $443,012,423.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$56,799,314
Depreciation	(2,146,858)

Net unrealized appreciation (depreciation) of investments	$54,652,456

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2014